Capital Stock (Details 3) - RSU [member]	12 Months Ended
Aug. 31, 2018 $ / shares shares
Balance | shares	520,000
Redeemed for common shares | shares	(385,147)
Forfeited/cancelled | shares	(134,853)
Balance | shares
Balance, weighted average fair value | $ / shares	$ .49
Redeemed for common shares, weighted average fair value | $ / shares	0.49
Forfeited/cancelled, weighted average fair value | $ / shares	0.49
Balance, weighted average fair value | $ / shares